Note 24 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Quarterly Financial Information [Table Text Block]
	(In Thousands, except per share data)
	2021				2020				2019
	Fourth	Third	Second	First	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
Interest income	$33,810	33,719	31,570	30,742	$30,351	30,961	31,569	30,087	$29,897	30,329	29,567	28,284
Interest expense	2,249	2,586	2,780	3,033	3,969	4,112	4,308	4,994	5,522	5,991	5,923	5,211
Net interest income	31,561	31,133	28,790	27,709	26,382	26,849	27,261	25,093	24,375	24,338	23,644	23,073
Provision for loan losses	131	130	55	827	3,065	1,038	4,124	1,469	686	167	154	1,033
Earnings before income taxes	17,512	17,405	14,449	14,792	10,771	14,669	11,313	11,357	10,222	13,556	12,451	10,882
Net earnings	13,801	13,342	11,139	11,144	8,902	11,532	9,027	9,031	7,972	10,266	9,516	8,290
Basic earnings per common share	1.23	1.19	1.00	1.01	0.81	1.05	0.83	0.83	0.74	0.95	0.89	0.77
Diluted earnings per common share	1.23	1.19	1.00	1.00	0.81	1.05	0.83	0.83	0.74	0.95	0.89	0.77